Plant and equipment, net (Details Narrative)									12 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Project cost	$ 6,764,506	¥ 49,378,191.44	$ 5,221,922	¥ 37,064,159			$ 4,931,105	¥ 35,000,000
Construction costs			$ 7,171,990	¥ 50,905,352			$ 6,519,991	¥ 46,277,593
Depreciation and amortization expenses									$ 685,867	$ 556,530
Factory and Building [Member]
Property, Plant and Equipment [Line Items]
Construction costs	$ 1,686,946	¥ 12,314,032			$ 5,221,922	¥ 37,064,159